Other Income - Summary of Other Income (Detail) - USD ($) $ in Thousands	3 Months Ended							12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Other Income [Abstract]
Claim received from vendor										$ 24
Excess provision written back								$ 96	$ 93
Income on license acquired										886
Others								339	270	104
Total	$ 161	$ 174	$ 88	$ 12	$ 64	$ 93	$ 206	$ 435	$ 363	$ 1,014